Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

9.	EARNINGS PER SHARE

Earnings per share are calculated by dividing net profit attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. The Company does not have any dilutive securities beyond the treasury shares disclosed in Note 22. The treasury shares transaction resulted in an immediate reduction in outstanding shares used to calculate the weighted-average common shares outstanding for both basic and diluted earnings per share.

The following table sets forth the computation of basic and diluted earnings attributable to common shareholders per share:

	For the year ended
	December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
	(except for number of shares and earnings per share)
Numerator:
Net profit/(loss) attributable to APWC from continuing operations	8,720	2,853	(7,694)
Net profit/(loss) attributable to APWC	8,720	2,853	(7,694)

Denominator:
Weighted-average common shares outstanding – basic and diluted	13,819,669	13,819,669	13,819,669

Earnings per share – basic and diluted
Continuing operations	0.63	0.21	(0.56)
Total earnings per share – basic and diluted	0.63	0.21	(0.56)

Income from continuing operations attributable to non-controlling interests are $4,808, $3,172 and $(1,417) for the years ended December 31, 2017, 2016 and 2015, respectively.